UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue Ridgewood, NJ		07450
(Address of principal executive offices)		(Zip code)
Robert C. Holderith
171 East Ridgewood Avenue Ridgewood, NJ 07450
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-201-389-6872

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 101.9%
Brazil - 19.2%
Banco Bradesco SA Preference Shares ADR	25,665	$428,092
BRF - Brasil Foods SA ADR	9,599	187,660
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,916	69,800
Companhia de Bebidas das Americas Preference Shares ADR	11,813	426,331
Companhia Energetica de Minas Gerais Preference Shares ADR	5,977	106,331
Companhia Siderurgica Nacional SA ADR	11,110	90,880
Gerdau SA Preference Shares ADR	9,424	73,601
Itau Unibanco Holding SA Preference Shares ADR	30,558	567,157
Petroleo Brasileiro SA ADR	25,382	630,743
Tele Norte Leste Participacoes SA Preference Shares ADR	6,061	57,640
Ultrapar Participacoes SA ADR	6,342	109,082
Vale SA ADR	20,710	444,230
Total Brazil		3,191,547
Chile - 2.5%
Cencosud SA	23,966	138,749
Empresa Nacional de Electricidad SA ADR	1,733	76,858
Enersis SA ADR	3,916	69,039
S.A.C.I. Falabella	15,977	124,233
Total Chile		408,879
China - 26.8%
Baidu, Inc. ADR*	2,344	273,006
Bank of China, Ltd. Class H	813,623	299,611
China Communications Construction Co., Ltd. Class H	64,000	50,019
China Construction Bank Corp. Class H	809,350	564,813
China Life Insurance Co., Ltd. Class H	99,500	245,976
China Merchants Holdings International Co., Ltd.	12,000	34,842
China Mobile, Ltd.	70,500	688,970
China Petroleum & Chemical Corp. Class H	218,280	229,618
China Shenhua Energy Co., Ltd. Class H	42,770	185,583
China Telecom Corp., Ltd. Class H	202,000	114,959
China Unicom Hong Kong, Ltd.	32,000	67,324
CNOOC, Ltd.	197,000	344,457
Ctrip.com International, Ltd. ADR*	1,896	44,366
Dongfeng Motor Group Co., Ltd. Class H	34,000	58,311
Industrial and Commercial Bank of China, Ltd. Class H	1,009,680	599,313
Lenovo Group, Ltd.	65,700	43,819
Mindray Medical International, Ltd. ADR	1,438	36,870
NetEase.com, Inc. ADR*	862	38,661
PetroChina Co., Ltd. Class H	320,000	398,424
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	19,600	17,640
SINA Corp.*	1,229	63,908
Sinopharm Group Co. Class H	4,400	10,572
Sohu.com, Inc.*	546	27,300
ZTE Corp. Class H	3,600	11,287
Total China		4,449,649
Czech Republic - 0.7%
CEZ AS	3,149	125,990
Egypt - 0.2%
Orascom Construction Industries	1,278	42,626
Hungary - 0.2%
Richter Gedeon Nyrt	197	27,786
India - 12.4%
Bharat Heavy Electricals, Ltd.	5,067	22,790
Bharti Airtel, Ltd.	7,897	51,080
Cipla, Ltd.	3,222	19,409
Dr. Reddy's Laboratories, Ltd. ADR	1,879	55,299
HDFC Bank, Ltd. ADR	6,004	157,785
Hindustan Unilever, Ltd.	6,033	46,283
Housing Development Finance Corp., Ltd.	17,475	214,567
ICICI Bank, Ltd. ADR	6,042	159,690
Infosys, Ltd. ADR	6,601	339,159
ITC, Ltd.	35,239	133,577
Larsen & Toubro, Ltd. GDR	10,981	210,176
Mahindra & Mahindra, Ltd.	2,749	35,294
NTPC, Ltd.	7,998	24,225
Ranbaxy Laboratories, Ltd. GDR	2,444	19,295
Reliance Industries, Ltd. GDR 144A	11,434	304,145
Sun Pharmaceutical Industries, Ltd.	2,341	21,938
Tata Consultancy Services, Ltd.	4,590	100,318
Tata Motors, Ltd. ADR	4,633	78,298
Tata Power Co., Ltd.	11,257	18,495
Wipro, Ltd. ADR	4,406	44,897
Total India		2,056,720
Indonesia - 2.7%
Astra International Tbk PT	32,000	261,152
Perusahaan Gas Negara PT	182,000	63,728
Telekomunikasi Indonesia Tbk PT	167,000	129,843
Total Indonesia		454,723
Malaysia - 2.1%
Genting BHD	35,000	121,451
IOI Corp. BHD	37,993	64,480
Sime Darby BHD	34,800	100,997
Tenaga Nasional BHD	33,500	62,350
Total Malaysia		349,278
Mexico - 9.3%
America Movil SAB de CV Series L	582,022	658,121
Cemex SAB de CV Series CPO*	149,361	79,200
Fomento Economico Mexicano SAB de CV Series UB	33,800	236,219
Grupo Bimbo SAB de CV Series A	37,600	76,788
Grupo Mexico SAB de CV Series B	22,167	58,279
Grupo Televisa SAB Series CPO	43,000	181,147
Wal-Mart de Mexico SAB de CV Series V	96,200	264,018
Total Mexico		1,553,772
Poland - 0.3%
Asseco Poland SA	1,037	14,646
KGHM Polska Miedz SA	888	28,601
Total Poland		43,247

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
Russia - 13.8%
Federal Hydrogenerating Co. ADR	9,278	$28,298
Gazprom OAO ADR	82,794	882,584
LUKOIL OAO ADR	7,290	386,005
Magnit OJSC GDR	4,652	98,436
MMC Norilsk Nickel OJSC ADR	14,784	226,343
Mobile TeleSystems ADR	6,564	96,360
Rosneft Oil Co. OJSC GDR	23,271	153,589
Surgutneftegas ADR	48,400	378,972
VimpelCom, Ltd. ADR	4,671	44,234
Total Russia		2,294,821
South Africa - 11.7%
AngloGold Ashanti, Ltd.	5,243	223,010
Aspen Pharmacare Holdings, Ltd.*	4,749	56,870
Bidvest Group, Ltd.	5,902	113,165
Gold Fields, Ltd.	10,331	159,442
Impala Platinum Holdings, Ltd.	10,338	214,292
MTN Group, Ltd.	15,933	283,654
Naspers, Ltd. N Shares	4,118	180,152
Netcare, Ltd.	18,397	30,649
Sasol, Ltd.	6,748	322,213
Shoprite Holdings, Ltd.	4,652	78,480
Standard Bank Group, Ltd.	17,911	219,079
Tiger Brands, Ltd.	2,143	66,593
Total South Africa		1,947,599
TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Cost: $19,958,588)		16,946,637
Liabilities in Excess of Other Assets - (1.9)%		(323,756)
Net Assets - 100.0%		$16,622,881

blank

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Automobiles	$433,055	2.6%
Beverages	662,550	4.0
Commercial Banks	2,995,540	18.0
Communications Equipment	11,287	0.1
Computers & Peripherals	43,819	0.3
Construction & Engineering	302,822	1.8
Construction Materials	79,200	0.5
Diversified Telecommunication Services	369,766	2.2
Electric Utilities	410,503	2.5
Electrical Equipment	22,790	0.1
Food & Staples Retailing	649,483	3.9
Food Products	395,522	2.4
Gas Utilities	63,728	0.4
Health Care Equipment & Supplies	54,510	0.3
Health Care Providers & Services	41,221	0.2
Hotels, Restaurants & Leisure	165,817	1.0
Household Products	46,283	0.3
Independent Power Producers & Energy Traders	101,084	0.6
Industrial Conglomerates	214,162	1.3
Insurance	245,976	1.5
Internet Software & Services	402,874	2.4
IT Services	484,374	2.9
Media	361,299	2.2
Metals & Mining	1,518,678	9.1
Multiline Retail	124,233	0.7
Oil, Gas & Consumable Fuels	4,325,414	26.0
Pharmaceuticals	200,597	1.2
Software	14,646	0.1
Thrifts & Mortgage Finance	214,567	1.3
Tobacco	133,577	0.8
Transportation Infrastructure	34,842	0.2
Wireless Telecommunication Services	1,822,418	11.0
Total Investments	16,946,637	101.9
Liabilities in Excess of Other Assets	(323,756)	(1.9)
Net Assets	$16,622,881	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

December 31, 2011(Unaudited)

Investments	Shares	Value
COMMON STOCKS - 108.0%
Brazil - 19.2%
Companhia Siderurgica Nacional SA ADR	3,651	$29,865
Gerdau SA Preference Shares ADR	3,574	27,913
Vale SA Preference A Shares ADR	3,887	80,072
Total Brazil		137,850
Chile - 3.2%
Empresas CMPC SA	6,256	22,967
China - 17.8%
Aluminum Corp. of China, Ltd. Class H ADR	885	9,558
China Coal Energy Co., Ltd. Class H	19,000	20,500
China Shenhua Energy Co., Ltd. Class H	11,500	49,899
Jiangxi Copper Co., Ltd. Class H	7,000	15,124
Yanzhou Coal Mining Co., Ltd. Class H ADR	918	19,471
Zijin Mining Group Co., Ltd. Class H	36,000	13,535
Total China		128,087
India - 12.3%
Coal India, Ltd.	2,934	16,611
Hindalco Industries, Ltd.	7,156	15,611
Jindal Steel & Power, Ltd.	2,146	18,312
Steel Authority of India, Ltd.	4,040	6,200
Sterlite Industries India, Ltd. ADR	1,693	11,733
Tata Steel, Ltd.	3,184	20,106
Total India		88,573
Indonesia - 3.3%
Bumi Resources Tbk PT	98,000	23,507
Malaysia - 3.0%
Petronas Chemicals Group BHD	11,100	21,710
Mexico - 5.1%
Grupo Mexico SAB de CV Series B	13,831	36,363
Poland - 2.7%
KGHM Polska Miedz SA	611	19,679
Russia - 16.9%
Evraz PLC*	2,022	11,774
MMC Norilsk Nickel OJSC ADR	3,284	50,278
Novolipetsk Steel GDR	520	10,213
Severstal GDR	1,048	11,937
Uralkali OJSC GDR	1,031	37,116
Total Russia		121,318
South Africa - 24.5%
Anglo American Platinum, Ltd.	309	20,362
AngloGold Ashanti, Ltd. ADR	1,283	54,463
Gold Fields, Ltd. ADR	2,452	37,393
Impala Platinum Holdings, Ltd.	2,068	42,867
Kumba Iron Ore, Ltd.	337	20,871
Total South Africa		175,956
TOTAL INVESTMENTS IN SECURITIES - 108.0%
(Cost: $1,045,146)		776,010
Liabilities in Excess of Other Assets - (8.0)%		(57,628)
Net Assets- 100.0%		$718,382

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

December 31, 2011(Unaudited)

Summary by Industry	Value	% of Net Assets
Chemicals	$58,826	8.2%
Metals & Mining	564,229	78.5
Oil, Gas & Consumable Fuels	129,988	18.1
Paper & Forest Products	22,967	3.2
Total Investments	776,010	108.0
Liabilities in Excess of Other Assets	(57,628)	(8.0)
Net Assets	$718,382	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 105.2%
Brazil - 18.6%
BRF - Brasil Foods SA ADR	3,375	$65,981
Companhia de Bebidas das Americas Preference Shares ADR	3,000	108,270
Gafisa SA ADR	2,800	12,880
Total Brazil		187,131
China - 10.5%
China Agri-Industries Holdings, Ltd.	22,000	16,741
Dongfeng Motor Group Co., Ltd. Class H	24,000	41,161
Great Wall Motor Co., Ltd. Class H	12,500	18,251
Guangzhou Automobile Group Co., Ltd. Class H	20,000	16,687
Shanda Interactive Entertainment, Ltd. ADR*	324	12,963
Total China		105,803
Colombia - 2.6%
Grupo Nutresa SA	2,302	25,888
India - 19.7%
Bajaj Auto, Ltd.	1,390	41,654
Hero Motorcorp, Ltd.	767	27,516
Hindustan Unilever, Ltd.	6,505	49,904
ITC, Ltd.	18,784	71,203
United Spirits, Ltd.	855	7,920
Total India		198,197
Indonesia - 15.6%
Astra International Tbk PT	10,000	81,610
Gudang Garam Tbk PT	5,000	34,216
Indofood Sukses Makmur Tbk PT	34,500	17,502
Unilever Indonesia Tbk PT	11,500	23,843
Total Indonesia		157,171
Malaysia - 12.0%
British American Tobacco Malaysia BHD	1,900	29,921
IOI Corp. BHD	22,300	37,847
Kuala Lumpur Kepong BHD	3,800	27,211
PPB Group BHD	4,700	25,442
Total Malaysia		120,421
Mexico - 16.6%
Coca-Cola Femsa SAB de CV ADR	255	24,279
Fomento Economico Mexicano SAB de CV ADR	983	68,525
Grupo Bimbo SAB de CV Series A	19,000	38,802
Grupo Modelo SAB de CV Series C	2,800	17,656
Kimberly-Clark de Mexico SAB de CV Class A	3,300	17,797
Total Mexico		167,059
South Africa - 4.6%
Tiger Brands, Ltd.	1,476	45,866
Thailand - 2.6%
Charoen Pokphand Foods Public Co., Ltd.	25,200	26,358
Turkey - 2.4%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,950	23,541
TOTAL INVESTMENTS IN SECURITIES - 105.2%
(Cost: $1,029,301)		1,057,435
Liabilities in Excess of Other Assets - (5.2)%		(51,903)
Net Assets- 100.0%		$1,005,532

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

blank

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Automobiles	$226,879	22.6%
Beverages	250,191	24.9
Food Products	327,638	32.6
Household Durables	12,880	1.3
Household Products	91,544	9.1
Software	12,963	1.3
Tobacco	135,340	13.4
Total Investments	1,057,435	105.2
Liabilities in Excess of Other Assets	(51,903)	(5.2)
Net Assets	$1,005,532	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 106.4%
Brazil - 5.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	914	$33,297
Tam SA Preference Shares ADR	629	12,171
Total Brazil		45,468
Chile - 15.9%
Cencosud SA	10,223	59,185
Lan Airlines SA ADR	1,179	27,400
S.A.C.I. Falabella	7,332	57,012
Total Chile		143,597
China - 9.6%
Air China, Ltd. Class H	18,000	13,303
China Resources Enterprise, Ltd.	8,000	27,451
Ctrip.com International, Ltd. ADR*	1,063	24,874
New Oriental Education & Technology Group, Ltd. ADR*	864	20,779
Total China		86,407
Colombia - 2.5%
Almacenes Exito SA	1,694	22,249
Malaysia - 9.6%
AirAsia BHD	14,500	17,244
Genting BHD	12,400	43,029
Genting Malaysia BHD	21,600	26,097
Total Malaysia		86,370
Mexico - 25.1%
Grupo Elektra SA de CV	450	45,144
Grupo Televisa SAB ADR	3,541	74,573
TV Azteca SAB de CV Series CPO	17,000	10,659
Wal-Mart de Mexico SAB de CV Series V	34,700	95,233
Total Mexico		225,609
Philippines - 2.4%
SM Investments Corp.	1,620	21,518
Russia - 5.2%
Magnit OJSC GDR	1,582	33,475
X5 Retail Group NV GDR*	590	13,476
Total Russia		46,951
South Africa - 25.8%
Massmart Holdings, Ltd.	756	15,826
Naspers, Ltd. N Shares	2,258	98,782
Pick n Pay Stores, Ltd.	1,474	8,508
Shoprite Holdings, Ltd.	2,113	35,647
Steinhoff International Holdings, Ltd.*	8,660	24,650
Truworths International, Ltd.	2,704	24,734
Woolworths Holdings, Ltd.	4,974	24,028
Total South Africa		232,175
Thailand - 2.9%
CP ALL PCL	16,200	26,572
Turkey - 2.4% BIM Birlesik Magazalar AS	772	21,460
TOTAL INVESTMENTS IN SECURITIES - 106.4%
(Cost: $1,074,281)		958,376
Liabilities in Excess of Other Assets - (6.4)%		(57,953)
Net Assets- 100.0%		$900,423

*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

Summary by Industry	Value	% of Net Assets
Airlines	$70,119	7.8%
Diversified Consumer Services	20,779	2.3
Food & Staples Retailing	392,379	43.6
Hotels, Restaurants & Leisure	94,000	10.4
Household Durables	24,650	2.7
Industrial Conglomerates	21,518	2.4
Media	184,014	20.4
Multiline Retail	81,039	9.0
Specialty Retail	69,878	7.8
Total Investments	958,376	106.4
Liabilities in Excess of Other Assets	(57,953)	(6.4)
Net Assets	$900,423	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 102.7%
Brazil - 7.6%
Petroleo Brasileiro SA ADR	39,881	$991,043
Chile - 2.9%
Empresas Copec SA	28,490	380,580
China - 21.6%
China Oilfield Services, Ltd. Class H	143,655	226,767
China Petroleum & Chemical Corp. Class H	600,066	631,234
CNOOC, Ltd.	453,800	793,475
Kunlun Energy Co., Ltd.	209,340	298,110
PetroChina Co., Ltd. Class H	621,000	773,192
Suntech Power Holdings Co., Ltd. ADR*	46,746	103,309
Total China		2,826,087
Colombia - 3.5%
Ecopetrol SA ADR	10,197	453,970
Hungary - 1.7%
MOL Hungarian Oil and Gas PLC*	3,040	217,526
India - 14.6%
Bharat Petroleum Corp., Ltd.	15,793	142,094
Cairn India, Ltd.*	39,960	236,464
GAIL India, Ltd.	37,300	269,469
Indian Oil Corp., Ltd.	43,569	208,184
Oil & Natural Gas Corp., Ltd.	102,366	494,626
Reliance Industries, Ltd. GDR 144A	21,275	565,915
Total India		1,916,752
Poland - 3.7%
Polski Koncern Naftowy Orlen SA*	26,794	264,511
Polskie Gornictwo Naftowe i Gazownictwo SA	188,057	223,437
Total Poland		487,948
Russia - 34.7%
Gazprom Neft JSC ADR	6,522	153,267
Gazprom OAO ADR	121,340	1,293,484
LUKOIL OAO ADR	16,168	856,096
NovaTek OAO GDR	5,064	634,013
Rosneft Oil Co. OJSC GDR	80,966	534,376
Surgutneftegas ADR	84,809	664,054
Tatneft ADR	13,650	404,040
Total Russia		4,539,330
South Africa - 4.7%
Sasol, Ltd.	12,950	618,355
Thailand - 6.1%
PTT Exploration & Production PCL	52,665	281,269
PTT PCL	36,189	364,758
Thai Oil PCL	82,586	153,131
Total Thailand		799,158
Turkey - 1.6%
Tupras-Turkiye Petrol Rafinerileri AS	10,062	213,110
TOTAL INVESTMENTS IN SECURITIES - 102.7%
(Cost: $16,728,761)		13,443,859
Liabilities in Excess of Other Assets - (2.7)%		(354,560)
Net Assets- 100.0%		$13,089,299

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Energy Equipment & Services	$226,767	1.7%
Gas Utilities	269,469	2.1
Industrial Conglomerates	380,580	2.9
Oil, Gas & Consumable Fuels	12,463,734	95.2
Semiconductors & Semiconductor Equipment	103,309	0.8
Total Investments	13,443,859	102.7
Liabilities in Excess of Other Assets	(354,560)	(2.7)
Net Assets	$13,089,299	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 104.2%
Brazil - 18.8%
Banco Bradesco SA Preference Shares ADR	12,629	$210,652
Banco Santander Brasil SA ADS	3,632	29,565
Itau Unibanco Holding SA Preference Shares ADR	14,271	264,870
Total Brazil		505,087
China - 41.8%
Agricultural Bank of China, Ltd. Class H	155,000	66,657
Bank of China, Ltd. Class H	372,079	137,016
Bank of Communications Co., Ltd. Class H	40,580	28,371
BOC Hong Kong Holdings, Ltd.	26,200	62,071
China Construction Bank Corp. Class H	348,100	242,925
China Life Insurance Co., Ltd. Class H	49,060	121,282
China Merchants Bank Co., Ltd. Class H	33,775	68,275
China Overseas Land & Investment, Ltd.	24,000	40,110
Industrial and Commercial Bank of China, Ltd. Class H	456,240	270,809
Ping An Insurance Group Co. of China, Ltd. Class H	12,300	81,086
Total China		1,118,602
India - 12.4%
HDFC Bank, Ltd. ADR	3,445	90,535
Housing Development Finance Corp., Ltd.	9,694	119,028
ICICI Bank, Ltd. ADR	3,189	84,285
State Bank of India GDR	592	37,888
Total India		331,736
Indonesia - 2.8%
Bank Central Asia Tbk PT	85,500	75,434
Malaysia - 5.6%
CIMB Group Holdings BHD	35,700	83,788
Malayan Banking BHD	24,500	66,312
Total Malaysia		150,100
Poland - 3.3%
Bank Pekao SA	1,088	44,737
Powszechna Kasa Oszczednosci Bank Polski SA	4,580	42,840
Total Poland		87,577
Russia - 6.4%
Sberbank of Russia ADR*	13,982	138,701
VTB Bank OJSC GDR	8,777	31,685
Total Russia		170,386
South Africa - 9.6%
ABSA Group, Ltd.	2,407	42,038
FirstRand, Ltd.	22,590	58,032
Sanlam, Ltd.	12,949	46,273
Standard Bank Group, Ltd.	9,044	110,622
Total South Africa		256,965
Turkey - 3.5%
Akbank TAS	12,924	41,197
Turkiye Garanti Bankasi AS	16,834	52,590
Total Turkey		93,787
TOTAL INVESTMENTS IN SECURITIES - 104.2%
(Cost: $3,640,251)		$2,789,674

Liabilities in Excess of Other Assets - (4.2)%		(111,807)
Net Assets- 100.0%		$2,677,867

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
ADS	American Depositary Shares
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Commercial Banks	$2,323,863	86.8%
Diversified Financial Services	58,032	2.2
Insurance	248,641	9.3
Real Estate Management & Development	40,110	1.5
Thrifts & Mortgage Finance	119,028	4.4
Total Investments	2,789,674	104.2
Liabilities in Excess of Other Assets	(111,807)	(4.2)
Net Assets	$2,677,867	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 105.5%
Chile - 1.5%
Banmedica SA	7,371	$12,149
China - 18.8%
China Pharmaceutical Group, Ltd.	14,000	3,082
Mindray Medical International, Ltd. ADR	1,906	48,870
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	28,000	25,200
Shanghai Pharmaceuticals Holding Co., Ltd. Class H*	13,500	21,867
Sinopharm Group Co. Class H	16,400	39,403
WuXi PharmaTech Cayman, Inc. ADR*	1,404	15,500
Total China		153,922
Hungary - 5.4%
Egis Gyogyszergyar Nyrt	81	5,913
Richter Gedeon Nyrt	272	38,365
Total Hungary		44,278
India - 39.9%
Apollo Hospitals Enterprise, Ltd.	2,334	24,841
Aurobindo Pharma, Ltd.	2,709	4,344
Biocon, Ltd.	1,726	8,901
Cipla, Ltd.	10,681	64,341
Divi's Laboratories, Ltd.	1,345	19,671
Dr. Reddy's Laboratories, Ltd. ADR	2,578	75,871
Glenmark Pharmaceuticals, Ltd.	2,959	16,357
Piramal Healthcare, Ltd.	1,706	12,150
Ranbaxy Laboratories, Ltd.	3,310	25,237
Sun Pharmaceutical Industries, Ltd.	8,077	75,690
Total India		327,403
Indonesia - 4.1%
Kalbe Farma Tbk PT	90,500	33,934
Malaysia - 1.5%
Top Glove Corp. BHD	8,000	12,618
Mexico - 2.4%
Genomma Lab Internacional SAB de CV Class B*	10,400	20,054
Russia - 2.8%
Pharmstandard OJSC GDR*	1,634	23,039
South Africa - 25.8%
Adcock Ingram Holdings, Ltd.	2,989	22,862
Aspen Pharmacare Holdings, Ltd.*	7,602	91,035
Life Healthcare Group Holdings, Ltd.	8,967	22,924
Mediclinic International, Ltd.	8,496	35,359
Netcare, Ltd.	23,420	39,017
Total South Africa		211,197
Thailand - 3.3%
Bangkok Dusit Medical Services PCL*	6,100	15,854
Bumrungrad Hospital PCL	7,400	10,906
Total Thailand		26,760
TOTAL INVESTMENTS IN SECURITIES - 105.5%
(Cost: $1,038,681)		865,354

Liabilities in Excess of Other Assets - (5.5)%		(44,905)
Net Assets- 100.0%		$820,449

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Biotechnology	$8,901	1.1%
Health Care Equipment & Supplies	86,688	10.6
Health Care Providers & Services	222,320	27.1
Life Sciences Tools & Services	35,171	4.3
Pharmaceuticals	512,274	62.4
Total Investments	865,354	105.5
Liabilities in Excess of Other Assets	(44,905)	(5.5)
Net Assets	$820,449	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 105.6%
Brazil - 3.6%
Embraer SA ADR	1,101	$27,767
China - 30.2%
Anhui Conch Cement Co., Ltd. Class H	9,000	26,711
Beijing Enterprises Holdings, Ltd.	4,000	24,000
BYD Co., Ltd. Class H*	6,500	14,093
China Communications Construction Co., Ltd. Class H	38,000	29,699
China COSCO Holdings Co., Ltd. Class H	29,500	14,510
China Merchants Holdings International Co., Ltd.	10,000	29,035
China National Building Material Co., Ltd. Class H	24,000	27,255
China Railway Construction Corp., Ltd. Class H	24,500	13,501
China Railway Group, Ltd. Class H	48,000	15,018
Citic Pacific, Ltd.	10,000	18,026
Weichai Power Co., Ltd. Class H	4,000	19,674
Total China		231,522
Colombia - 3.4%
Inversiones Argos SA	2,982	25,874
Egypt - 3.0%
Orascom Construction Industries	691	23,048
India - 29.3%
Adani Enterprises, Ltd.	2,132	11,787
Ambuja Cements, Ltd.	7,806	22,835
Bharat Heavy Electricals, Ltd.	5,891	26,496
Jaiprakash Associates, Ltd.	12,003	11,844
Larsen & Toubro, Ltd.	3,575	66,959
Mahindra & Mahindra, Ltd.	3,163	40,609
Tata Motors, Ltd. ADR	2,603	43,991
Total India		224,521
Indonesia - 9.3%
Semen Gresik Persero Tbk PT	26,500	33,463
United Tractors Tbk PT	13,000	37,778
Total Indonesia		71,241
Malaysia - 8.0%
MISC BHD	9,200	15,875
Sime Darby BHD	15,600	45,274
Total Malaysia		61,149
Mexico - 7.1%
Cemex SAB de CV ADR*	7,409	39,934
Grupo Carso SAB de CV Series A1	5,900	14,286
Total Mexico		54,220
South Africa - 8.5%
Bidvest Group, Ltd.	2,076	39,805
Imperial Holdings, Ltd.	1,671	25,562
Total South Africa		65,367
Thailand - 3.2%
Siam Cement PCL	2,500	24,802
TOTAL INVESTMENTS IN SECURITIES - 105.6%
(Cost: $1,040,647)		809,511

Liabilities in Excess of Other Assets - (5.6)%		(42,643)
Net Assets- 100.0%		$766,868

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$27,767	3.6%
Automobiles	98,693	12.9
Construction & Engineering	148,225	19.3
Construction Materials	200,874	26.2
Distributors	25,562	3.3
Electrical Equipment	26,496	3.5
Industrial Conglomerates	153,235	20.0
Machinery	57,452	7.5
Marine	30,385	4.0
Trading Companies & Distributors	11,787	1.5
Transportation Infrastructure	29,035	3.8
Total Investments	809,511	105.6
Liabilities in Excess of Other Assets	(42,643)	(5.6)
Net Assets	$766,868	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 105.4%
Chile - 3.1%
Sonda SA	10,154	$24,409
China - 48.9%
AsiaInfo-Linkage, Inc.*	2,058	15,950
Baidu, Inc. ADR*	669	77,918
China Communications Services Corp., Ltd. Class H	50,000	22,532
Lenovo Group, Ltd.	68,000	45,353
NetEase.com, Inc. ADR*	916	41,083
SINA Corp.*	753	39,156
Sohu.com, Inc.*	703	35,150
Spreadtrum Communications, Inc. ADR	1,157	24,158
TCL Communication Technology Holdings, Ltd.	25,000	11,234
Travelsky Technology, Ltd. Class H	35,000	18,206
VanceInfo Technologies, Inc. ADR*	2,056	18,648
ZTE Corp. Class H	12,200	38,250
Total China		387,638
India - 42.3%
3i Infotech, Ltd.	33,346	7,315
Financial Technologies India, Ltd.	1,096	10,953
GTL, Ltd.*	13,226	9,140
Infosys, Ltd. ADR	1,724	88,579
Mphasis, Ltd.	3,661	20,733
Oracle Financial Sevices Software, Ltd.*	523	18,293
Patni Computer Systems, Ltd. ADR*	1,107	18,011
Rolta India, Ltd.	11,192	11,887
Satyam Computer Services, Ltd.*	17,572	21,574
Sterling International Enterprises, Ltd.*	4,996	7,126
Tata Consultancy Services, Ltd.	2,788	60,934
Tech Mahindra, Ltd.	1,377	14,876
Wipro, Ltd. ADR	4,439	45,234
Total India		334,655
Poland - 3.5%
Asseco Poland SA	1,940	27,400
Russia - 3.3%
Mail.ru Group, Ltd. GDR*	1,005	26,130
South Africa - 2.9%
DataTec, Ltd.	4,544	23,020
Turkey - 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,644	11,480
TOTAL INVESTMENTS IN SECURITIES - 105.4%
(Cost: $1,044,885)		834,732

Liabilities in Excess of Other Assets - (5.4)%		(43,006)
Net Assets- 100.0%		$791,726

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$11,480	1.5%
Communications Equipment	49,484	6.3
Computers & Peripherals	45,353	5.7
Diversified Telecommunication Services	22,532	2.8
Electronic Equipment, Instruments & Components	23,020	2.9
Energy Equipment & Services	7,126	0.9
Internet Software & Services	219,437	27.7
IT Services	333,583	42.1
Semiconductors & Semiconductor Equipment	24,158	3.1
Software	98,559	12.4
Total Investments	834,732	105.4
Liabilities in Excess of Other Assets	(43,006)	(5.4)
Net Assets	$791,726	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 105.7%
Brazil - 12.6%
Brasil Telecom SA Preference Shares ADR	940	$16,723
Tele Norte Leste Participacoes SA Preference Shares ADR	2,201	20,932
Telefonica Brasil SA Preference Shares ADR	1,531	41,842
Tim Participacoes SA ADR	1,382	35,656
Total Brazil		115,153
China - 20.4%
China Mobile, Ltd.	10,000	97,726
China Telecom Corp., Ltd. Class H	70,000	39,837
China Unicom Hong Kong, Ltd. ADR	2,302	48,641
Total China		186,204
Egypt - 1.3%
Orascom Telecom Holding SAE*	23,871	11,796
Hungary - 1.1%
Magyar Telekom Telecommunications PLC	4,754	10,176
India - 5.8%
Bharti Airtel, Ltd.	6,729	43,525
Reliance Communications, Ltd.	7,505	9,900
Total India		53,425
Indonesia - 4.0%
Telekomunikasi Indonesia Tbk PT ADR	1,181	36,304
Malaysia - 11.9%
Axiata Group BHD	20,400	33,078
DiGi.com BHD	21,000	25,703
Maxis BHD	14,800	25,585
Telekom Malaysia BHD	15,600	24,409
Total Malaysia		108,775
Mexico - 10.9%
America Movil SAB de CV Series L ADR	3,968	89,677
Telefonos de Mexico SAB de CV Series L ADR	651	9,400
Total Mexico		99,077
Morocco - 2.4%
Maroc Telecom SA	1,421	22,480
Philippines - 3.7%
Philippine Long Distance Telephone Co. ADR	591	34,053
Poland - 2.8%
Telekomunikacja Polska SA	5,075	25,464
Russia - 7.0%
Mobile TeleSystems ADR	2,781	40,825
VimpelCom, Ltd. ADR	2,411	22,832
Total Russia		63,657
South Africa - 12.8%
MTN Group, Ltd.	4,051	72,120
Telkom SA, Ltd.	4,654	16,746
Vodacom Group, Ltd.	2,567	28,298
Total South Africa		117,164
Thailand - 3.8%
Advanced Info Service PCL	7,700	34,290
Turkey - 5.2%
Turk Telekomunikasyon AS	5,707	21,213
Turkcell Iletisim Hizmetleri AS ADR*	2,211	26,002
Total Turkey		47,215
TOTAL INVESTMENTS IN SECURITIES - 105.7%
(Cost: $1,051,517)		$965,233

Liabilities in Excess of Other Assets - (5.7)%		(52,170)
Net Assets- 100.0%		$913,063

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Diversified Telecommunication Services	$334,168	36.6%
Wireless Telecommunication Services	631,065	69.1
Total Investments	965,233	105.7
Liabilities in Excess of Other Assets	(52,170)	(5.7)
Net Assets	$913,063	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 102.0%
Brazil - 29.3%
Centrais Eletricas Brasileiras SA ADR	6,913	$67,125
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1,140	63,441
Companhia Energetica de Minas Gerais Preference Shares ADR	7,223	128,497
Companhia Paranaense de Energia-Copel Preference Shares ADR	2,160	45,317
CPFL Energia SA ADR	1,171	33,034
Ultrapar Participacoes SA ADR	7,500	129,000
Total Brazil		466,414
Chile - 15.2%
Colbun SA	130,385	33,346
Companhia General de Electricidad SA	5,237	25,104
Empresa Nacional de Electricidad SA ADR	2,117	93,889
Enersis SA ADR	5,100	89,913
Total Chile		242,252
China - 6.1%
China Resources Power Holdings Co., Ltd.	26,000	50,148
Datang International Power Generation Co., Ltd. Class H	56,000	18,531
Huaneng Power International, Inc. ADR	1,388	29,176
Total China		97,855
Colombia - 1.3%
Interconexion Electrica SA ESP	3,641	21,036
Czech Republic - 7.8%
CEZ AS	3,132	124,497
India - 14.7%
NTPC, Ltd.	22,524	68,223
Petronet LNG, Ltd.	6,633	19,460
Power Grid Corp. of India, Ltd.	29,656	55,900
Reliance Infrastructure, Ltd.	2,736	17,558
Rural Electrification Corp., Ltd.	5,065	14,664
Tata Power Co., Ltd.	35,131	57,719
Total India		233,524
Indonesia - 4.9%
Perusahaan Gas Negara PT	221,000	77,384
Malaysia - 8.3%
Tenaga Nasional BHD	44,000	81,893
YTL Corp. BHD	58,900	27,499
YTL Power International BHD	39,900	22,404
Total Malaysia		131,796
Philippines - 4.7%
Aboitiz Power Corp.	33,100	22,567
Manila Electric Co.	9,290	52,366
Total Philippines		74,933
Poland - 5.6%
PGE SA	10,203	61,504
Tauron Polska Energia SA	18,056	28,131
Total Poland		89,635
Russia - 4.1%
Federal Hydrogenerating Co. JSC ADR	21,512	65,612
TOTAL INVESTMENTS IN SECURITIES - 102.0%
(Cost: $1,811,903)		1,624,938

Liabilities in Excess of Other Assets - (2.0)%		(31,993)
Net Assets- 100.0%		$1,592,945

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Diversified Financial Services	$14,664	0.9%
Electric Utilities	955,206	60.0
Gas Utilities	77,384	4.9
Independent Power Producers & Energy Traders	315,880	19.8
Multi-Utilities	49,903	3.1
Oil, Gas & Consumable Fuels	148,460	9.3
Water Utilities	63,441	4.0
Total Investments	1,624,938	102.0
Liabilities in Excess of Other Assets	(31,993)	(2.0)
Net Assets	$1,592,945	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Metals & Mining ETF

December 31, 2011(Unaudited)

Investments	Shares	Value
COMMON STOCKS - 104.4%
Brazil - 18.6%
Companhia Siderurgica Nacional SA ADR	58,216	$476,207
Gerdau SA Preference Shares ADR	71,197	556,048
Vale SA ADR	64,860	1,391,247
Total Brazil		2,423,502
China - 18.8%
Aluminum Corp. of China, Ltd. Class H	385,564	167,796
China Coal Energy Co., Ltd. Class H	414,267	446,985
China Shenhua Energy Co., Ltd. Class H	212,019	919,970
Jiangxi Copper Co., Ltd. Class H	138,641	299,539
Yanzhou Coal Mining Co., Ltd. Class H	200,720	428,494
Zijin Mining Group Co., Ltd. Class H	514,900	193,586
Total China		2,456,370
India - 13.2%
Coal India, Ltd.	56,729	321,167
Hindalco Industries, Ltd.	126,749	276,506
Jindal Steel & Power, Ltd.	35,848	305,894
JSW Steel Ltd.	11,755	112,271
Steel Authority of India, Ltd.	47,912	73,530
Sterlite Industries India, Ltd. ADR	38,857	269,279
Tata Steel, Ltd.	56,890	359,252
Total India		1,717,899
Indonesia - 3.6%
Bumi Resources Tbk PT	1,985,090	476,159
Mexico - 7.7%
Grupo Mexico SAB de CV Series B	237,661	624,835
Industrias Penoles SAB de CV	8,590	376,393
Total Mexico		1,001,228
Poland - 3.0%
KGHM Polska Miedz SA	12,340	397,444
Russia - 13.0%
Evraz PLC*	40,142	233,756
MMC Norilsk Nickel OJSC ADR	62,543	957,533
Novolipetsk Steel GDR	13,167	258,600
Severstal GDR	22,126	252,015
Total Russia		1,701,904
South Africa - 25.1%
Anglo American Platinum, Ltd.	5,248	345,819
AngloGold Ashanti, Ltd.	23,114	983,148
Gold Fields, Ltd.	46,035	710,477
Impala Platinum Holdings, Ltd.	41,176	853,519
Kumba Iron Ore, Ltd.	6,089	377,103
Total South Africa		3,270,066
Turkey - 1.4%
Eregli Demir ve Celik Fabrikalari TAS	105,769	183,693
TOTAL INVESTMENTS IN SECURITIES - 104.4%
(Cost: $18,608,480)		13,628,265

Liabilities in Excess of Other Assets - (4.4)%		(576,748)
Net Assets- 100.0%		$13,051,517

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

Summary by Industry	Value	% of Net Assets
Metals & Mining	$11,035,490	84.5%
Oil, Gas & Consumable Fuels	2,592,775	19.9
Total Investments	13,628,265	104.4
Liabilities in Excess of Other Assets	(576,748)	(4.4)
Net Assets	$13,051,517	100.0%
See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.2%
Brazil - 18.1%
BRF - Brasil Foods SA ADR	861,167	$16,835,815
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	174,417	6,354,011
Companhia de Bebidas das Americas Preference Shares ADR	835,790	30,163,661
Total Brazil		53,353,487
Chile - 9.8%
Cencosud SA	1,997,042	11,561,660
Lan Airlines SA ADR	249,353	5,794,964
S.A.C.I. Falabella	1,496,947	11,639,847
Total Chile		28,996,471
China - 5.5%
Ctrip.com International, Ltd. ADR*	201,966	4,726,005
Dongfeng Motor Group Co., Ltd. Class H	3,910,496	6,706,642
New Oriental Education & Technology Group, Ltd. ADR*	202,903	4,879,817
Total China		16,312,464
Colombia - 1.3%
Grupo Nutresa SA	350,789	3,944,906
India - 12.7%
Bajaj Auto, Ltd.	214,735	6,434,974
Hero Motorcorp, Ltd.	133,790	4,799,737
Hindustan Unilever, Ltd.	1,391,074	10,671,755
ITC, Ltd.	4,082,044	15,473,410
Total India		37,379,876
Indonesia - 6.5%
Astra International Tbk PT	2,353,256	19,204,957
Malaysia - 7.4%
Genting BHD	2,906,720	10,086,410
Genting Malaysia BHD	4,019,780	4,856,706
IOI Corp. BHD	3,996,920	6,783,416
Total Malaysia		21,726,532
Mexico - 18.8%
Fomento Economico Mexicano SAB de CV Series UB	2,350,400	16,426,282
Grupo Bimbo SAB de CV Series A	3,472,100	7,090,818
Grupo Televisa SAB Series CPO	3,193,200	13,452,061
Wal-Mart de Mexico SAB de CV Series V	6,761,300	18,556,166
Total Mexico		55,525,327
Russia - 3.7%
Magnit OJSC GDR	366,778	7,761,023
X5 Retail Group NV GDR*	140,135	3,200,683
Total Russia		10,961,706
South Africa - 16.4%
Massmart Holdings, Ltd.	196,273	4,108,814
Naspers, Ltd. N Shares	431,835	18,891,645
Shoprite Holdings, Ltd.	488,435	8,240,004
Steinhoff International Holdings, Ltd.*	1,491,558	4,245,547
Tiger Brands, Ltd.	229,319	7,126,062
Truworths International, Ltd.	615,423	5,629,473
Total South Africa		48,241,545
TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $302,523,241)		$295,647,271

Liabilities in Excess of Other Assets - (0.2)%		(678,179)
Net Assets- 100.0%		$294,969,092

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Airlines	$5,794,964	2.0%
Automobiles	37,146,310	12.6
Beverages	46,589,943	15.8
Diversified Consumer Services	4,879,817	1.6
Food & Staples Retailing	59,782,361	20.3
Food Products	41,781,017	14.2
Hotels, Restaurants & Leisure	19,669,121	6.7
Household Durables	4,245,547	1.4
Household Products	10,671,755	3.6
Media	32,343,706	11.0
Multiline Retail	11,639,847	3.9
Specialty Retail	5,629,473	1.9
Tobacco	15,473,410	5.2
Total Investments	295,647,271	100.2
Liabilities in Excess of Other Assets	(678,179)	(0.2)
Net Assets	$294,969,092	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.9%
Automobiles - 6.3%
Tata Motors, Ltd.	908,451	$3,056,966
Construction & Engineering - 4.4%
IRB Infrastructure Developers, Ltd.	117,945	289,171
Larsen & Toubro, Ltd.	98,270	1,840,585
Total Construction & Engineering		2,129,756
Construction Materials - 14.7%
ACC, Ltd.	112,603	2,410,665
Ambuja Cements, Ltd.	807,857	2,363,254
Ultra Tech Cement, Ltd.	107,342	2,357,865
Total Construction Materials		7,131,784
Electric Utilities - 13.7%
Power Grid Corp. of India, Ltd.	1,571,798	2,962,753
Reliance Infrastructure, Ltd.	190,067	1,219,750
Tata Power Co., Ltd.	1,501,886	2,467,556
Total Electric Utilities		6,650,059
Electrical Equipment - 4.9%
Bharat Heavy Electricals, Ltd.	460,629	2,071,768
Suzlon Energy, Ltd.*	979,766	332,093
Total Electrical Equipment		2,403,861
Gas Utilities - 6.3%
GAIL India, Ltd.	361,217	2,609,564
Gujarat State Petronet, Ltd.	310,756	454,679
Total Gas Utilities		3,064,243
Independent Power Producers & Energy Traders - 8.8%
GMR Infrastructure, Ltd.*	1,073,352	424,449
NTPC, Ltd.	863,366	2,615,054
Reliance Power, Ltd.*	938,228	1,253,503
Total Independent Power Producers & Energy Traders		4,293,006
Industrial Conglomerates - 5.7%
Jaiprakash Associates, Ltd.	1,468,891	1,449,391
Siemens, Ltd.	110,190	1,332,115
Total Industrial Conglomerates		2,781,506
Machinery - 1.8%
Cummins India, Ltd.	132,190	871,849
Metals & Mining - 10.8%
Steel Authority of India, Ltd.	762,811	1,170,683
Sterlite Industries India, Ltd.	1,161,431	1,961,781
Tata Steel, Ltd.	337,167	2,129,158
Total Metals & Mining		5,261,622
Oil, Gas & Consumable Fuels - 2.7%
Petronet LNG, Ltd.	456,126	1,338,187
Real Estate Management & Development - 5.1%
DLF, Ltd.	468,084	1,613,900
Housing Development & Infrastructure, Ltd.*	260,171	261,371
Unitech, Ltd.*	1,654,032	602,684
Total Real Estate Management & Development		2,477,955
Transportation Infrastructure - 2.5%
Mundra Port and Special Economic Zone, Ltd.	529,450	1,196,883
Wireless Telecommunication Services - 13.2%
Bharti Airtel, Ltd.	385,223	2,491,745
Idea Cellular, Ltd.*	1,765,576	2,736,219
Reliance Communications, Ltd.	895,677	1,181,474
Total Wireless Telecommunication Services		6,409,438
TOTAL INVESTMENTS IN SECURITIES - 100.9%
(Cost: $80,386,991)		49,067,115

Liabilities in Excess of Other Assets - (0.9)%		(448,302)
Net Assets- 100.0%		$48,618,813

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments

EGShares China Infrastructure ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 103.2%
Construction & Engineering - 11.6%
China Communications Construction Co., Ltd. Class H	929,216	$726,230
China Railway Construction Corp., Ltd. Class H	497,503	274,163
China Railway Group, Ltd. Class H	1,331,377	416,559
Total Construction & Engineering		1,416,952
Construction Materials - 13.0%
Anhui Conch Cement Co., Ltd. Class H	212,115	629,523
BBMG Corp. Class H	482,854	320,800
China National Building Material Co., Ltd. Class H	564,508	641,073
Total Construction Materials		1,591,396
Diversified Telecommunication Services - 11.1%
China Telecom Corp., Ltd. Class H	1,122,458	638,795
China Unicom Hong Kong, Ltd.	340,885	717,181
Total Diversified Telecommunication Services		1,355,976
Electrical Equipment - 4.7%
Dongfang Electric Corp., Ltd. Class H	75,584	223,834
Shanghai Electric Group Co., Ltd. Class H	766,559	354,331
Total Electrical Equipment		578,165
Energy Equipment & Services - 5.4%
China Oilfield Services, Ltd. Class H	418,121	660,027
Independent Power Producers & Energy Traders - 6.9%
China Longyuan Power Group Corp. Class H	549,699	429,618
Huaneng Power International, Inc. Class H	769,012	408,933
Total Independent Power Producers & Energy Traders		838,551
Machinery - 12.7%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. Class H	436,200	469,527
China Rongsheng Heavy Industries Group Holdings, Ltd.	996,000	274,437
CSR Corp., Ltd. Class H	644,155	368,250
Weichai Power Co., Ltd. Class H	89,418	439,802
Total Machinery		1,552,016
Metals & Mining - 12.3%
Aluminum Corp. of China, Ltd. Class H	1,000,100	435,241
Angang Steel Co., Ltd. Class H	354,852	255,404
Jiangxi Copper Co., Ltd. Class H	279,424	603,705
Maanshan Iron & Steel Co., Ltd. Class H	659,019	211,284
Total Metals & Mining		1,505,634
Real Estate Management & Development - 23.1%
Agile Property Holdings, Ltd.	383,798	343,939
Country Garden Holdings Co., Ltd.	944,000	353,699
Evergrande Real Estate Group, Ltd.	1,371,771	568,731
Guangzhou R&F Properties Co., Ltd. Class H	268,245	212,065
Longfor Properties Co., Ltd.	293,796	332,131
Renhe Commercial Holdings Co., Ltd.	2,482,604	284,490
Shimao Property Holdings, Ltd.	436,665	372,761
Soho China, Ltd.	540,000	359,462
Total Real Estate Management & Development		2,827,278
Transportation Infrastructure - 2.4%
Jiangsu Expressway Co., Ltd. Class H	316,225	291,120
TOTAL INVESTMENTS IN SECURITIES - 103.2%
(Cost: $17,149,720)		12,617,115

Liabilities in Excess of Other Assets - (3.2)%		(391,012)
Net Assets- 100.0%		$12,226,103

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 104.3%
Aerospace & Defense - 5.0%
Embraer SA	525,346	$3,312,193
Construction Materials - 1.1%
Magnesita Refratarios SA*	231,348	715,656
Diversified Telecommunication Services - 12.6%
Brasil Telecom SA Preference Shares	420,300	2,451,609
Telecomunicacoes Brasileiras SA Preference Shares*	241,200	2,262,968
Telefonica Brasil SA	127,224	3,539,968
Total Diversified Telecommunication Services		8,254,545
Electric Utilities - 13.8%
Centrais Eletricas Brasileiras SA	309,120	2,956,548
Companhia Energetica de Minas Gerais	138,330	2,024,613
CPFL Energia SA	294,280	4,105,168
Total Electric Utilities		9,086,329
Energy Equipment & Services - 0.4%
OSX Brasil SA*	47,600	293,473
Independent Power Producers & Energy Traders - 13.3%
AES Tiete SA	127,561	1,616,696
Companhia Energetica de Sao Paulo Preference B Shares	226,590	4,014,904
Tractebel Energia SA	194,583	3,125,429
Total Independent Power Producers & Energy Traders		8,757,029
Machinery - 7.2%
Marcopolo SA Preference Shares	353,161	1,342,400
Randon SA Implementos e Participacoes Preference Shares	167,363	764,473
Weg SA	262,247	2,640,396
Total Machinery		4,747,269
Metals & Mining - 12.7%
Companhia Siderurgica Nacional SA	346,400	2,781,971
Gerdau SA	458,750	3,012,833
Vale SA	121,854	2,577,210
Total Metals & Mining		8,372,014
Oil, Gas & Consumable Fuels - 5.9%
Ultrapar Participacoes SA	224,516	3,852,973
Real Estate Management & Development - 8.5%
BR Malls Participacoes SA	298,886	2,903,533
BR Properties SA	144,900	1,437,153
Multiplan Empreendimentos Imobiliarios SA	59,452	1,219,798
Total Real Estate Management & Development		5,560,484
Road & Rail - 6.5%
All America Latina Logistica	595,820	2,970,715
Localiza Rent a Car SA	93,506	1,283,342
Total Road & Rail		4,254,057
Transportation Infrastructure - 8.3%
CCR SA	568,928	3,727,275
Ecorodovias Infraestrutura e Logistica SA	133,600	999,180
Obrascon Huarte Lain Brasil SA	23,063	754,238
Total Transportation Infrastructure		5,480,693
Water Utilities - 6.4%
Companhia de Saneamento Basico do Estado de Sao Paulo*	113,521	3,166,598
Companhia de Saneamento de Minas Gerais	56,932	1,019,450
Total Water Utilities		4,186,048
Wireless Telecommunication Services - 2.6%
Tim Participacoes SA	344,437	1,706,258
TOTAL INVESTMENTS IN SECURITIES - 104.3%
(Cost: $69,688,666)		68,579,021

Liabilities in Excess of Other Assets - (4.3)%		(2,856,459)
Net Assets- 100.0%		$65,722,562

*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 102.1%
Airlines - 1.3%
Jet Airways India, Ltd.*	37,539	$120,205
Kingfisher Airlines, Ltd.*	236,136	93,601
Total Airlines		213,806
Auto Components - 5.7%
Amtek Auto, Ltd.	203,412	363,119
MRF, Ltd.	4,632	608,750
Total Auto Components		971,869
Capital Markets - 1.4%
Edelweiss Financial Services, Ltd.	179,948	87,763
India Infoline, Ltd.	123,805	101,529
Indiabulls Securities, Ltd.*	419,888	45,859
Total Capital Markets		235,151
Chemicals - 5.5%
Chambal Fertilizers & Chemicals, Ltd.	292,798	417,653
Godrej Industries, Ltd.	81,431	262,441
Nagarjuna Fertilizers & Chemicals, Ltd.	582,385	258,265
Total Chemicals		938,359
Commercial Banks - 14.5%
Central Bank of India	212,357	263,122
Development Credit Bank, Ltd.*	324,841	194,519
Dhanlaxmi Bank, Ltd.	137,564	115,792
Indian Bank	131,210	456,968
Jammu & Kashmir Bank, Ltd.	29,520	375,552
Karnataka Bank, Ltd.	189,777	233,000
Syndicate Bank	173,003	222,830
UCO Bank	315,157	270,321
Vijaya Bank, Ltd.	406,476	345,970
Total Commercial Banks		2,478,074
Computers & Peripherals - 0.5%
Moser Baer India, Ltd.*	321,946	84,874
Construction & Engineering - 8.4%
Alstom Projects India, Ltd.	38,454	214,554
Engineers India, Ltd.	89,293	346,293
IL&FS Engineering and Construction Co., Ltd.*	62,022	59,447
IRB Infrastructure Developers, Ltd.	114,449	280,600
Praj Industries, Ltd.	178,121	251,560
Punj Lloyd, Ltd.	367,811	273,928
Total Construction & Engineering		1,426,382
Construction Materials - 1.9%
Century Textiles & Industries, Ltd.	73,947	316,021
Containers & Packaging - 0.3%
Everest Kanto Cylinder, Ltd.	94,330	44,940
Diversified Consumer Services - 0.5%
Aptech, Ltd.	63,597	78,980
Diversified Financial Services - 0.8%
SREI Infrastructure Finance, Ltd.	289,646	133,356
Diversified Telecommunication Services - 2.8%
Tata Communications, Ltd.	91,629	366,654
Tulip Telecom, Ltd.	61,602	118,784
Total Diversified Telecommunication Services		485,438
Electrical Equipment - 3.3%
Havells India, Ltd.	77,393	561,374
Triveni Turbine, Ltd.	4,128	878
Total Electrical Equipment		562,252
Energy Equipment & Services - 0.5%
BGR Energy Systems, Ltd.	24,229	81,737
Food Products - 5.5%
Bajaj Hindusthan, Ltd.	517,617	231,980
KS Oils, Ltd.*	334,110	37,120
McLeod Russel India, Ltd.	84,402	299,670
Ruchi Soya Industries, Ltd.	210,507	370,830
Total Food Products		939,600
Health Care Providers & Services - 1.0%
Fortis Healthcare India, Ltd.*	109,062	172,922
Hotels, Restaurants & Leisure - 1.1%
Hotel Leelaventure, Ltd.	346,901	191,072
Household Durables - 2.5%
Videocon Industries, Ltd.	128,612	422,248
Independent Power Producers & Energy Traders - 1.4%
Jaiprakash Power Ventures, Ltd.*	367,603	242,623
IT Services - 6.0%
Core Education & Technologies, Ltd.	85,681	416,667
Firstsource Solutions, Ltd.*	780,979	89,709
Hexaware Technologies, Ltd.	328,808	464,993
NIIT, Ltd.	71,252	49,174
Total IT Services		1,020,543
Machinery - 0.8%
Escorts, Ltd.	110,047	136,976
Marine - 1.3%
Mercator Lines, Ltd.*	295,695	89,647
Shipping Corp. of India, Ltd.	150,229	136,212
Total Marine		225,859
Media - 3.7%
Deccan Chronicle Holdings, Ltd.*	185,243	127,146
Dish TV India, Ltd.*	448,478	496,573
Total Media		623,719
Metals & Mining - 3.4%
Gujarat Mineral Development Corp., Ltd.	150,887	459,437
Jai Corp., Ltd.	75,763	73,117
Prakash Industries, Ltd.	93,057	53,008
Total Metals & Mining		585,562
Oil, Gas & Consumable Fuels - 3.5%
Essar Oil, Ltd.*	143,846	136,248
Mangalore Refinery & Petrochemicals, Ltd.	360,671	351,129
Reliance Industrial Infrastructure, Ltd.	19,090	104,500
Total Oil, Gas & Consumable Fuels		591,877

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
Pharmaceuticals - 1.0%
Orchid Chemicals & Pharmaceuticals, Ltd.	72,103	$171,958
Real Estate Management & Development - 4.2%
Anant Raj Industries, Ltd.	213,617	159,494
Hubtown, Ltd.	26,788	90,269
Orbit Corp., Ltd.	138,511	70,683
Parsvnath Developers, Ltd.*	215,576	176,991
Sobha Developers, Ltd.	60,414	217,629
Total Real Estate Management & Development		715,066
Software - 3.0%
3i Infotech, Ltd.	272,629	59,808
Financial Technologies India, Ltd.	28,499	284,802
Geodesic, Ltd.	163,785	130,461
ICSA India, Ltd.	102,978	38,783
Total Software		513,854
Textiles, Apparel & Luxury Goods - 13.3%
Alok Industries, Ltd.	1,041,033	352,859
Arvind, Ltd.*	318,130	399,872
Bombay Dyeing & Manufacturing Co., Ltd.	28,738	187,077
Bombay Rayon Fashions, Ltd.	88,584	452,804
Rajesh Exports, Ltd.	245,616	579,525
SRF, Ltd.	64,550	290,508
Total Textiles, Apparel & Luxury Goods		2,262,645
Thrifts & Mortgage Finance - 1.8%
Dewan Housing Finance Corp., Ltd.	91,691	311,737
Wireless Telecommunication Services - 1.2%
Tata Teleservices Maharashtra, Ltd.*	931,766	208,794
TOTAL INVESTMENTS IN SECURITIES - 102.1%
(Cost: $30,964,504)		17,388,294

Liabilities in Excess of Other Assets - (2.1)%		(354,820)
Net Assets- 100.0%		$17,033,474

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.8%
Automobiles - 22.2%
Bajaj Auto, Ltd.	6,255	$187,444
Hero Motorcorp, Ltd.	5,352	192,004
Mahindra & Mahindra, Ltd.	12,171	156,260
Tata Motors, Ltd.	38,962	131,108
TVS Motor Co., Ltd.	33,732	33,030
Total Automobiles		699,846
Beverages - 4.8%
United Breweries, Ltd.	10,221	73,888
United Spirits, Ltd.	8,545	79,151
Total Beverages		153,039
Chemicals - 4.8%
Asian Paints, Ltd.	3,120	152,304
Construction Materials - 1.2%
Century Textiles & Industries, Ltd.	9,077	38,792
Diversified Consumer Services - 1.0%
Educomp Solutions, Ltd.	9,118	32,949
Food Products - 9.8%
Kwality Dairy India, Ltd.	7,237	5,117
Nestle India, Ltd.	2,300	177,350
Tata Global Beverages, Ltd.	74,643	126,642
Total Food Products		309,109
Hotels, Restaurants & Leisure - 3.6%
Indian Hotels Co., Ltd.	110,385	112,973
Household Durables - 2.3%
TTK Prestige, Ltd.	409	19,355
Videocon Industries, Ltd.	15,986	52,484
Total Household Durables		71,839
Household Products - 7.8%
Hindustan Unilever, Ltd.	31,979	245,330
Media - 8.9%
Dish TV India, Ltd.*	43,174	47,804
Sun TV Network, Ltd.	16,722	86,357
ZEE Entertainment Enterprises, Ltd.	65,661	145,714
Total Media		279,875
Personal Products - 19.7%
Colgate-Palmolive India, Ltd.	10,161	189,530
Dabur India, Ltd.	86,492	161,974
Godrej Consumer Products, Ltd.	19,584	142,201
Marico, Ltd.	47,147	129,043
Total Personal Products		622,748
Textiles, Apparel & Luxury Goods - 9.0%
Bata India, Ltd.	4,824	48,149
Gitanjali Gems, Ltd.	9,240	52,503
Raymond, Ltd.	5,357	31,261
Titan Industries, Ltd.	42,566	137,064
VIP Industries, Ltd.	11,650	16,936
Total Textiles, Apparel & Luxury Goods		285,913
Tobacco - 5.7%
ITC, Ltd.	47,273	179,193
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $3,833,877)		3,183,910

Liabilities in Excess of Other Assets - (0.8)%		(23,782)
Net Assets- 100.0%		$3,160,128

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF
(formerly EGShares Emerging Markets High Income Low Beta ETF)

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.6%
Brazil - 17.6%
Centrais Eletricas Brasileiras SA Preference B Shares ADR	55,227	$800,791
Companhia de Bebidas das Americas Preference Shares ADR	10,800	389,772
Companhia Energetica de Minas Gerais Preference Shares ADR	41,959	746,451
Companhia Paranaense de Energia-Copel Preference vShares ADR	24,700	518,206
Telefonica Brasil SA Preference Shares ADR	33,691	920,775
Total Brazil		3,375,995
China - 16.7%
Anta Sports Products, Ltd.	517,000	614,414
Huaneng Power International, Inc. Class H	1,068,000	567,924
Jiangsu Expressway Co., Ltd. Class H	670,000	616,808
Renhe Commercial Holdings Co., Ltd.	6,406,000	734,085
Zhejiang Expressway Co., Ltd. Class H	1,026,000	665,805
Total China		3,199,036
Czech Republic - 4.2%
CEZ AS	20,000	800,192
Egypt - 3.4%
Orascom Construction Industries GDR	19,394	657,457
Hungary - 4.6%
Magyar Telekom Telecommunications PLC	414,424	887,055
India - 4.1%
Indian Oil Corp., Ltd.	77,855	372,012
Oil & Natural Gas Corp., Ltd.	84,723	409,376
Total India		781,388
Indonesia - 1.9%
Telekomunikasi Indonesia Tbk PT ADR	11,500	353,510
Malaysia - 6.3%
DiGi.com BHD	545,800	668,045
Public Bank BHD	129,100	544,908
Total Malaysia		1,212,953
Mexico - 2.9%
Kimberly-Clark de Mexico SAB de CV Class A	101,000	544,684
Philippines - 2.9%
Philippine Long Distance Telephone Co. ADR	9,566	551,193
Poland - 4.7%
Telekomunikacja Polska SA	180,067	903,494
South Africa - 15.5%
Aveng, Ltd.	119,858	489,919
JD Group, Ltd.	99,838	599,765
Pretoria Portland Cement Co., Ltd.	247,340	839,131
Reunert, Ltd.	71,441	557,483
Sanlam, Ltd.	136,876	489,122
Total South Africa		2,975,420
Thailand - 14.8%
Major Cineplex Group PCL	1,733,400	785,662
Quality Houses Co., Ltd PCL	17,339,800	818,900
Samart Corp. PCL	3,746,300	854,940
Total Access Communication PCL	165,100	363,691
Total Thailand		2,823,193
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $18,777,417)		19,065,570

Other Assets in Excess of Liabilities - 0.4%		75,809
Net Assets- 100.0%		$19,141,379

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF
(formerly EGShares Emerging Markets High Income Low Beta ETF)

December 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Beverages	$389,772	2.0%
Commercial Banks	544,908	2.8
Construction & Engineering	1,147,376	6.0
Construction Materials	839,131	4.4
Diversified Telecommunication Services	3,064,834	16.0
Electric Utilities	2,865,640	15.0
Electronic Equipment, Instruments & Components	854,940	4.5
Household Products	544,684	2.8
Independent Power Producers & Energy Traders	567,924	3.0
Industrial Conglomerates	557,483	2.9
Insurance	489,122	2.6
Media	785,662	4.1
Oil, Gas & Consumable Fuels	781,388	4.1
Real Estate Management & Development	1,552,985	8.1
Specialty Retail	599,765	3.1
Textiles, Apparel & Luxury Goods	614,414	3.2
Transportation Infrastructure	1,282,613	6.7
Wireless Telecommunication Services	1,582,929	8.3
Total Investments	19,065,570	99.6
Other Assets in Excess of Liabilities	75,809	0.4
Net Assets	$19,141,379	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

ETFs	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares GEMS Composite ETF	$ 20,225,169	$ 660,653	$ (3,939,185)	$ (3,278,532)
EGShares Basic Materials GEMS ETF	1,045,146	4,079	(273,215)	(269,136)
EGShares Consumer Goods GEMS ETF	1,029,301	64,860	(36,726)	28,134
EGShares Consumer Services GEMS ETF	1,074,281	28,967	(144,872)	(115,905)
EGShares Energy GEMS ETF	16,801,905	120,478	(3,478,524)	(3,358,046)
EGShares Financials GEMS ETF	3,785,952	14,934	(1,011,212)	(996,278)
EGShares Health Care GEMS ETF	1,038,681	8,077	(181,404)	(173,327)
EGShares Industrials GEMS ETF	1,040,647	9,483	(240,619)	(231,136)
EGShares Technology GEMS ETF	1,044,885	20,035	(230,188)	(210,153)
EGShares Telecom GEMS ETF	1,051,517	30,676	(116,960)	(86,284)
EGShares Utilities GEMS ETF	1,811,903	2,351	(189,316)	(186,965)
EGShares Emerging Markets Metals & Mining ETF	18,698,547	256,107	(5,326,389)	(5,070,282)
EGShares Emerging Markets Consumer ETF	303,036,264	16,598,837	(23,987,830)	(7,388,993)
EGShares India Infrastructure ETF	80,573,040	1,072,713	(32,578,638)	(31,505,925)
EGShares China Infrastructure ETF	17,193,994	364,067	(4,940,946)	(4,576,879)
EGShares Brazil Infrastructure ETF	70,197,739	6,533,612	(8,152,330)	(1,618,718)
EGShares India Small Cap ETF	31,002,452	894,518	(14,508,676)	(13,614,158)
EGShares India Consumer ETF	3,833,877	23,457	(673,424)	(649,967)
EGShares Low Volatility Emerging Markets Dividend ETF[1]	18,777,417	982,202	(694,049)	288,153

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

1 Formerly named the EGShares Emerging Markets High Income Low Beta ETF.

FAIR VALUE MEASUREMENT

Fair Value Measurements and Disclosures (Topic 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the ETF’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2011 in valuing the ETFs’ assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ETFs	Common Stocks	Common Stocks		Total
EGShares GEMS Composite ETF*	$16,946,637	$ -	$ -	$ 16,946,637
EGShares Basic Materials GEMS ETF*	776,010	-	-	776,010
EGShares Consumer Goods GEMS ETF*	1,057,435	-	-	1,057,435
EGShares Consumer Services GEMS ETF*	958,376	-	-	958,376
EGShares Energy GEMS ETF*	13,443,859	-	-	13,443,859
EGShares Financials GEMS ETF*	2,789,674	-	-	2,789,674
EGShares Health Care GEMS ETF*	865,354	-	-	865,354
EGShares Industrials GEMSETF*	809,511	-	-	809,511
EGShares Technology GEMS ETF*	834,732	-	-	834,732
EGShares Telecom GEMS ETF*	953,437	11,796	-	965,233
EGShares Utilities GEMS ETF*	1,624,938	-	-	1,624,938
EGShares Emerging Markets Metals & Mining ETF*	13,628,265	-	-	13,628,265
EGShares Emerging Markets Consumer ETF*	295,647,271	-	-	295,647,271
EGShares India Infrastructure ETF**	49,067,115	-	-	49,067,115
EGShares China Infrastructure ETF**	12,617,115	-	-	12,617,115
EGShares Brazil Infrastructure ETF**	68,579,021	-	-	68,579,021
EGShares India Small Cap ETF**	17,129,151	259,143†	-	17,388,294
EGShares India Consumer ETF**	3,183,910	-	-	3,183,910
EGShares Low Volatility Emerging Markets Dividend ETF*[1]	19,065,570	-	-	19,065,570

*	Please refer to the schedule of investments to view securities segregated by country.
**	Please refer to the schedule of investments to view securities segregated by industry type.
†	$400,008 was transferred into Level 2 from Level 1 as a result of unadjusted quoted prices not being readily available. It is the ETF’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
1	Formerly named the EGShares Emerging Markets High Income Low Beta ETF.

The ETFs did not hold any Level 3 securities as of December 31, 2011.

Item 2.    Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By:	\s\ Robert C. Holderith
Robert C. Holderith
President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	\s\ Robert C. Holderith
Robert C. Holderith
President

Date:	February 24, 2012

By:	\s\ Thomas A. Carter
Thomas A. Carter
Chief Financial Officer

Date:	February 24, 2012